Temporary Equity and Stockholders’ Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Equity [Abstract]
Schedule of Unvested Series C Convertible Preferred Stock

		Weighted Average
	Number of	Gant Date
Non-Vested Shares	Shares	Fair Value
June 30, 2024	-	$-
Granted	94,250	0.0068
Vested	(37,300)	0.0068
Cancelled/Forfeited	-	-
June 30, 2025	56,950	$0.0068
Granted	-
Vested	(20,100)
Cancelled/Forfeited	-
December 31, 2025	36,850	$0.0068

Unrecognized compensation	$1,503,480

Weighted average remaining period (years)	0.92

		Weighted Average
	Number of	Gant Date
Non-Vested Shares	Shares	Fair Value
June 30, 2024	-	-
Granted	94,250	0.0068
Vested	(37,300)	0.0068
Cancelled/Forfeited	-	-
June 30, 2025	56,950	0.0068

Unrecognized compensation	$2,323,560

Weighted average remaining period (years)	1.42

Schedule of Revenue Based Equity Awards
Company Revenue	Restricted Stock Award (% of equity)

$50,000,000	3.0%
$100,000,000	3.5%
$150,000,000	4.0%
$200,000,000	4.5%
$300,000,000	5.0%

Company Revenue	Restricted Stock Award (% of equity)

$50,000,000	3.0%
$100,000,000	3.5%
$150,000,000	4.0%
$200,000,000	4.5%
$300,000,000	5.0%

Schedule of EBITDA Based Equity Awards
Company EBITDA	Restricted Stock Award (% of equity)
$1,000,000	2%
$3,000,000	3%
$5,000,000	4%
$10,000,000	5%
$20,000,000	6%
$30,000,000	7%
$50,000,000	8%
$100,000,000	10%

Company EBITDA	Restricted Stock Award (% of equity)
$1,000,000	2%
$3,000,000	3%
$5,000,000	4%
$10,000,000	5%
$20,000,000	6%
$30,000,000	7%
$50,000,000	8%
$100,000,000	10%

Schedule of Stock Warrant Activity

Warrant activity for the six months ended December 31, 2025 and the year ended June 30, 2025 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
Warrants	Warrants	Exercise Price	Term (Years)	Value
Outstanding - June 30, 2024	191,799,274	$0.24	3.21	$6,140,000
Exercisable - June 30, 2024	191,799,274	$0.24	3.21	$6,140,000
Granted	2,068,869	$0.10
Exercised	-
Cancelled/Forfeited	(1,871,800)	$0.16
Outstanding - June 30, 2025	191,996,343	$0.05	2.21	$-
Exercisable - June 30, 2025	191,996,343	$0.05	2.21	$-
Granted	6,000,000	$0.10
Exercised	(3,844,697)	$0.03
Cancelled/Forfeited	(500,000)	$0.50
Outstanding - December 31, 2025	193,651,646	$0.05	1.80	$2,570,156
Exercisable - December 31, 2025	193,651,646	$0.05	1.80	$2,570,156

Warrant activity for the years ended June 30, 2025 and 2024 are summarized as follows:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average	Contractual	Intrinsic
Warrants	Warrants	Exercise Price	Term (Years)	Value
Outstanding - June 30, 2023	113,836,388	$0.07	5.00	$4,215,000
Exercisable - June 30, 2023	113,836,388	$0.07	5.00	$4,215,000
Granted	80,181,068	$0.03
Exercised	(1,818,182)	$0.03
Cancelled/Forfeited	(400,000)	$0.30
Outstanding - June 30, 2024	191,799,274	$0.24	3.21	$6,140,000
Exercisable - June 30, 2024	191,799,274	$0.24	3.21	$6,140,000
Granted	2,068,869	$0.10
Exercised	-	$-
Cancelled/Forfeited	(1,871,800)	$0.16
Outstanding - June 30, 2025	191,996,343	$0.05	2.21	$-
Exercisable - June 30, 2025	191,996,343	$0.05	2.21	$-

Schedule of Fair Value of Warrant

The fair value of the warrant was estimated at $258,723 using the Black-Scholes option pricing model with the following assumptions:

Stock price	$0.05
Exercise price	$0.10
Expected term (years)	5
Expected volatility	183%
Expected dividends	0%
Risk free interest rate	3.72%